Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash at banks	$ 2,365,532	$ 189,474
Accounts receivable, net	1,411,316	5,388,661
Contract assets	2,295,062	1,870,545
Deferred offering costs	463,529
Deposits	2,590	2,590
Total current assets	6,538,029	7,451,270
Non-current assets
Right-of-use assets – finance lease		1,384
Deferred offering costs		225,210
Deferred tax assets	12,829	9,749
Total non-current assets	12,829	236,343
Total assets	6,550,858	7,687,613
Current liabilities
Accounts payable	(413,492)	(2,333,224)
Due to directors	(1,975,617)	(3,118,403)
Accrued expenses	(261,750)	(39,071)
Income tax payable	(439,706)	(177,854)
Total current liabilities	(3,090,565)	(5,668,552)
Total liabilities	(3,090,565)	(5,668,552)
Shareholders’ equity
Ordinary shares, 500,000,000 shares authorized; USD0.0001 par value, 12,500,000 and 11,500,000 shares issued and outstanding, as of March 31, 2025 and 2024, respectively	1,250	3
Additional paid in capital	164,103
Retained earnings	3,294,940	2,019,058
Total shareholders’ equity	3,460,293	2,019,061
Total liabilities and shareholders’ equity	$ 6,550,858	$ 7,687,613